IFRS 7 Disclosure - Market Risk - Summary of Market Risk VaR and Market Risk SVaR (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Equity price risk [member]
Disclosure of Market Risk VAR [Line Items]
Market risk VaR	$ 34	$ 10
Foreign exchange risk [member]
Disclosure of Market Risk VAR [Line Items]
Market risk VaR	12	3
Commodity price risk [member]
Disclosure of Market Risk VAR [Line Items]
Market risk VaR	2	3
Interest rate risk [member]
Disclosure of Market Risk VAR [Line Items]
Market risk VaR	15	16
Credit specific [member]
Disclosure of Market Risk VAR [Line Items]
Market risk VaR	5	4
Risk diversification effect [member]
Disclosure of Market Risk VAR [Line Items]
Market risk VaR	(29)	(18)
Market Risk [Member]
Disclosure of Market Risk VAR [Line Items]
Market risk VaR	39	18
Market risk Stressed VaR	91	43
Weighted average [member] | Equity price risk [member]
Disclosure of Market Risk VAR [Line Items]
Market risk VaR	14	12
Weighted average [member] | Foreign exchange risk [member]
Disclosure of Market Risk VAR [Line Items]
Market risk VaR	4	4
Weighted average [member] | Commodity price risk [member]
Disclosure of Market Risk VAR [Line Items]
Market risk VaR	2	3
Weighted average [member] | Interest rate risk [member]
Disclosure of Market Risk VAR [Line Items]
Market risk VaR	17	17
Weighted average [member] | Credit specific [member]
Disclosure of Market Risk VAR [Line Items]
Market risk VaR	5	4
Weighted average [member] | Risk diversification effect [member]
Disclosure of Market Risk VAR [Line Items]
Market risk VaR	(17)	(18)
Weighted average [member] | Market Risk [Member]
Disclosure of Market Risk VAR [Line Items]
Market risk VaR	25	22
Market risk Stressed VaR	79	53
Top of range [member] | Equity price risk [member]
Disclosure of Market Risk VAR [Line Items]
Market risk VaR	40	26
Top of range [member] | Foreign exchange risk [member]
Disclosure of Market Risk VAR [Line Items]
Market risk VaR	12	6
Top of range [member] | Commodity price risk [member]
Disclosure of Market Risk VAR [Line Items]
Market risk VaR	3	6
Top of range [member] | Interest rate risk [member]
Disclosure of Market Risk VAR [Line Items]
Market risk VaR	30	25
Top of range [member] | Credit specific [member]
Disclosure of Market Risk VAR [Line Items]
Market risk VaR	6	5
Top of range [member] | Market Risk [Member]
Disclosure of Market Risk VAR [Line Items]
Market risk VaR	44	35
Market risk Stressed VaR	149	95
Bottom of range [member] | Equity price risk [member]
Disclosure of Market Risk VAR [Line Items]
Market risk VaR	6	6
Bottom of range [member] | Foreign exchange risk [member]
Disclosure of Market Risk VAR [Line Items]
Market risk VaR	2	3
Bottom of range [member] | Commodity price risk [member]
Disclosure of Market Risk VAR [Line Items]
Market risk VaR	1	2
Bottom of range [member] | Interest rate risk [member]
Disclosure of Market Risk VAR [Line Items]
Market risk VaR	10	13
Bottom of range [member] | Credit specific [member]
Disclosure of Market Risk VAR [Line Items]
Market risk VaR	4	4
Bottom of range [member] | Market Risk [Member]
Disclosure of Market Risk VAR [Line Items]
Market risk VaR	13	15
Market risk Stressed VaR	$ 40	$ 34